Note 3 - Inventories - Summary of Inventories (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Inventory	$ 1,291,279	$ 1,464,940
Lubricant [Member]
Inventory	788,426	990,440
Victualling [Member]
Inventory	140,716	105,369
Bunkers [Member]
Inventory	$ 362,137	$ 369,131